Other Operating Expenses/Share-Based Payment Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Expenses/Share-Based Payment Expenses [Line Items]
Fair value of deemed consideration	$ 60,119,000
Net assets acquired	12,977,000
Share-based payment expenses	$ 58,902,000
Warrants [member]
Other Operating Expenses/Share-Based Payment Expenses [Line Items]
Shares issued (in Shares)	16,220,000
Total deemed consideration	$ 71,879,000
Fair value of deemed consideration	$ 11,760,000
Public Warrants [Member]
Other Operating Expenses/Share-Based Payment Expenses [Line Items]
Shares issued (in Shares)	5,100,000
Sponsor Warrants [Member]
Other Operating Expenses/Share-Based Payment Expenses [Line Items]
Shares issued (in Shares)	11,120,000
Class A Shares [Member]
Other Operating Expenses/Share-Based Payment Expenses [Line Items]
Shares issued (in Shares)	6,004,126